Summary of Significant Accounting Policies (FY) (Details)	12 Months Ended
Dec. 31, 2021
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years
Computer equipment
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Software
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years